Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	BLX
Title of 12(b) Security	Class E Common Stock
Security Exchange Name	NYSE
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,677,940
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,178,365
Common Class E [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,157,386
Common Class F [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0